30. Financial income (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income
Gain on derivatives		R$ 84,862	R$ 17,838	R$ 35,053
Gains from financial investments		225,535	161,223	119,863
Inflation indexation		42,967	78,169	14,208
Taxes on financial income	[1]	(26,818)	(20,372)	(24,393)
Unrealized gains - conversion right - ESN		16,148
Interest income		7,451
Other		39,418	22,870	68,715
Total financial income		389,563	259,728	213,446
Financial expenses
Loss with derivatives		(86,990)	(51,674)	(40,770)
Derivative losses - capped call		(23,229)
Unrealized loss - conversion right		(778,557)	(710,787)	(727,285)
Bank charges and expenses		(73,171)	(75,673)	(61,711)
Exchange offer costs			(53,952)	(53,041)
Losses from financial investments		(111,679)	(33,999)	(44,263)
Interest on Leases	[2]	(488,278)
Other		(186,361)	(135,004)	(123,391)
Total financial expenses		(1,748,265)	(1,061,089)	(1,050,461)
Foreign exchange rate change, net		(385,092)	(1,081,197)	(81,744)
Total		R$ (1,743,794)	R$ (1,882,558)	R$ (918,759)

[1]	Relates to taxes on financial income (PIS and COFINS), according to Decree 8426 of April 1, 2015.
[2]	Amount related to present value adjustments of the right of use from the initial adoption of IFRS 16. For further information, see Note 4.26.1.